Trust Account (Details) - Diamond eagle acquisition - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Schedule of Held-to-maturity Securities [Line Items]
Cash and cash equivalents	$ 1,120	$ 1,120
U.S. Government Treasury Securities
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value		403,960,089
Gross Unrealized Holding Gain		31,347
Quoted Prices in Active Markets (Level 1) | U.S. Government Treasury Securities
Schedule of Held-to-maturity Securities [Line Items]
Fair Value		$ 403,991,436